UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/2000
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             05/09/2000
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 99
                                        -------------------

Form 13F Information Table Value Total: $    129,737
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Abbott Laboratories            COMMON STOCK         2824100       564,759       16,050      SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK                       436,955        6,220      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK                       961,972       23,215      SOLE          N/A        SOLE
Allstate Corp                  COMMON STOCK        20002101       205,883        8,646      SOLE          N/A        SOLE
America OnLine Inc             COMMON STOCK       02364J104     4,726,020       70,080      SOLE          N/A        SOLE
American Express Company       COMMON STOCK                       372,350        2,500      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK                       475,887        4,346      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK        30975106       270,717       17,752      SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK        31162100       266,981        4,350      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK        32511107       524,216       13,550      SOLE          N/A        SOLE
AON Corporation                COMMON STOCK        37389103       415,799       12,893      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK                       517,670       13,556      SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK         1957109       424,765        7,543      SOLE          N/A        SOLE
At&T Lib Media Grp Cl A        COMMON STOCK                       420,644        7,092      SOLE          N/A        SOLE
Atlantic Richfield             COMMON STOCK        48825103       517,990        6,094      SOLE          N/A        SOLE
Banc One Corp                  COMMON STOCK        0643A103       200,376        5,808      SOLE          N/A        SOLE
Bell Atlantic Corporation      COMMON STOCK        77853109       461,005        7,542      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK        79860102       285,938        6,100      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                         2,500       50,000      SOLE          N/A        SOLE
BP Amoco PLC ADR               COMMON STOCK                     1,788,987       33,596      SOLE          N/A        SOLE
Bristol-Myers Squibb           COMMON STOCK       110122108     5,381,830       92,790      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK       14149Y108       860,340       18,754      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK       17275R102    12,058,276      155,968      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK       172967101     2,779,158       46,416      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK                     2,278,455       32,991      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK       191216100       610,188       13,000      SOLE          N/A        SOLE
Colgate Palmolive              COMMON STOCK                       214,225        3,800      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK                     3,822,605       70,871      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK                       300,300        5,720      SOLE          N/A        SOLE
E. I. Du Pont De Nemours       COMMON STOCK       263534109       396,555        7,491      SOLE          N/A        SOLE
Echostar Commun Cp Cl A        COMMON STOCK                     1,488,360       18,840      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK                       868,775       18,290      SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK                     3,390,030       26,905      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK       291011104       862,484       16,235      SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK       293561106     1,676,451       22,390      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK                     3,121,716       40,022      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK       313586109       564,494        9,980      SOLE          N/A        SOLE
General Electric               COMMON STOCK       369604103     7,282,757       46,797      SOLE          N/A        SOLE
Global Crossing Ltd            COMMON STOCK                       254,549        6,218      SOLE          N/A        SOLE
GTE Corporation                COMMON STOCK       362320103       247,719        3,489      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK       421946104       526,227       31,417      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK     4.28236E+11     3,898,000       29,405      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK                     3,534,530       54,799      SOLE          N/A        SOLE
Honeywell                      COMMON STOCK                       461,068        8,751      SOLE          N/A        SOLE
Household International        COMMON STOCK       441815107     1,005,385       26,945      SOLE          N/A        SOLE
IBM                            COMMON STOCK       459200101       818,054        6,918      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK       458140100     7,611,117       57,687      SOLE          N/A        SOLE
JDS Uniphase Corporation       COMMON STOCK                       574,480        4,765      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK       478160104       474,188        6,750      SOLE          N/A        SOLE
JP Morgan                      COMMON STOCK                       366,529        2,782      SOLE          N/A        SOLE
Lincoln National Corp          COMMON STOCK                     1,742,000       52,000      SOLE          N/A        SOLE
Lucent Technologies            COMMON STOCK                     1,262,072       20,356      SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK       560321200        86,875       10,000      SOLE          N/A        SOLE
Marsh & McLennan               COMMON STOCK                       264,744        2,400      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000     1,141,686       44,772      SOLE          N/A        SOLE
McDonald's                     COMMON STOCK                       482,138       12,900      SOLE          N/A        SOLE
MCI WorldCom Inc               COMMON STOCK       55268B106     1,085,053       23,946      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK       585055106       671,619       13,057      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK                       638,086       10,271      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK                     6,678,025       62,852      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK       604059105       817,609        9,232      SOLE          N/A        SOLE
Molex Incorporated Cl A        COMMON STOCK                       297,313        6,700      SOLE          N/A        SOLE
Monsanto Company               COMMON STOCK       611662107     1,658,300       32,200      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK                     2,284,158       10,289      SOLE          N/A        SOLE
Nortel Networks Corp Xxx       COMMON STOCK                       278,460        2,210      SOLE          N/A        SOLE
Omnicom Group Inc              COMMON STOCK                       447,528        4,780      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                             0       35,000      SOLE          N/A        SOLE
Pall Corp.                     COMMON STOCK       696429307       431,428       19,228      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK       997134101       887,569       25,450      SOLE          N/A        SOLE
Petro Geo Svcs A/S Adr         COMMON STOCK                       201,691       11,650      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK       718154107     1,108,984       53,125      SOLE          N/A        SOLE
Pimco Advisors Hldgs L P       COMMON STOCK                       639,819       16,700      SOLE          N/A        SOLE
Pitt Desmoines Inc             COMMON STOCK                       407,250       18,000      SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK       742718109       265,306        4,675      SOLE          N/A        SOLE
Qualcomm Inc                   COMMON STOCK                       256,220        1,716      SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK                     4,555,680       94,910      SOLE          N/A        SOLE
Royal Dutch Petroleum Co       COMMON STOCK                       363,756        6,292      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK       785688102       842,408       71,315      SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK       786514208       464,491       10,265      SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK                       112,393       11,310      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK       78387G103       548,762       13,027      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001       248,319        3,246      SOLE          N/A        SOLE
Siebel Systems Inc             COMMON STOCK                     3,623,973       30,342      SOLE          N/A        SOLE
Smithkline Beecham Eq ADR      COMMON STOCK                       211,400        3,200      SOLE          N/A        SOLE
Southern Company               COMMON STOCK                       487,200       22,400      SOLE          N/A        SOLE
Sprint                         COMMON STOCK                       274,149        4,352      SOLE          N/A        SOLE
Sprint PCS Group               COMMON STOCK                       374,660        5,720      SOLE          N/A        SOLE
Staples Inc.                   COMMON STOCK       855030102       524,380       26,219      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK                       391,316        5,235      SOLE          N/A        SOLE
Texaco                         COMMON STOCK       881694103       216,881        4,035      SOLE          N/A        SOLE
The Charles Schwab Corp        COMMON STOCK                     1,503,546       26,378      SOLE          N/A        SOLE
Triton Energy Limited          COMMON STOCK                       350,625       10,000      SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK                       576,939       11,510      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                       538,484       24,616      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK                     1,581,309       28,460      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK                     5,097,204       90,216      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK       254687106       660,330       16,008      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK                       302,976        7,435      SOLE          N/A        SOLE
Yahoo! Inc                     COMMON STOCK       984332106       281,912        1,645      SOLE          N/A        SOLE